Consolidated Statement of Cash Flows (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ 12	$ (73)
Due from related parties	89	(160)
Materials and supplies	0	(1)
Prepaid expenses and other assets	(9)	(8)
Other long-term assets (Note 14)	(1)	(2)
Accounts payable	37	7
Accrued liabilities	(62)	38
Due to related parties	27	213
Accrued interest (Note 15)	14	8
Long-term accounts payable and other long-term liabilities	1	0
Post-retirement and post-employment benefit liability	72	33
Changes in non-cash balances related to operations, Total	180	55
Capital Expenditure [Abstract]
Capital investment, property, plant and equipment	(1,751)	(1,551)
Capital investments, intangible assets	(127)	(116)
Capital Investments	(1,878)	(1,667)
Reconciling items, property plant and equipment	33	38
Reconciling items, intangible assets	1	1
Reconciling items, property plant and equipment, total	34	39
Cash outflow for capital expenditures, property plant and equipment	(1,718)	(1,513)
Cash outflow for capital expenditures, intangible assets	(126)	(115)
Cash outflow for capital expenditures, total	(1,844)	(1,628)
Net interest paid	493	494
Income taxes paid	$ 30	$ 21